Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning
Balance at end	6
Net book value	6
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	15,669	15,704
Disposal	(12)	(36)
Foreign exchange		1
Balance at end	15,779	15,669
Transfer from property, plant and equipment	122
Net book value	15,779	15,669
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Disposal	(12)	(36)
Foreign exchange		1
Balance at end	6
Transfer from property, plant and equipment	113
Balance at beginning	15,669	3,325
Amortisation charge for the year	3	10
Impairment		12,369
Balance at end	15,773	15,669
Net book value	6
Intangible assets under development [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	13,378	13,378
Disposal
Foreign exchange
Balance at end	13,378	13,378
Transfer from property, plant and equipment
Net book value	13,378	13,378
Intangible assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Disposal
Foreign exchange
Balance at end
Transfer from property, plant and equipment
Balance at beginning	13,378	3,300
Amortisation charge for the year
Impairment		10,078
Balance at end	13,378	13,378
Net book value
Goodwill [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,291	2,291
Disposal
Foreign exchange
Balance at end	2,291	2,291
Transfer from property, plant and equipment
Net book value	2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Disposal
Foreign exchange
Balance at end
Transfer from property, plant and equipment
Balance at beginning	2,291
Amortisation charge for the year
Impairment		2,291
Balance at end	2,291	2,291
Net book value
IT and website costs [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		35
Disposal	(12)	(36)
Foreign exchange		1
Balance at end	110
Transfer from property, plant and equipment	122
Net book value	110
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Disposal	(12)	(36)
Foreign exchange		1
Balance at end	6
Transfer from property, plant and equipment	113
Balance at beginning		25
Amortisation charge for the year	3	10
Impairment
Balance at end	104
Net book value	£ 6